Shareholder returns - (Details) € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2018 EUR (€) shares	Mar. 31, 2017 EUR (€) shares
Classes of share capital
Decrease in share capital (in shares)		37.8	46.7
Nominal value decrease in share capital | €		€ 0.2	€ 0.3
Increase in other undenominated capital reserve | €		€ 0.2	€ 0.3
886 million share buyback program
Classes of share capital
Number of shares bought back				72.3
Total cost of buyback | €				€ 1,018.0
Shares buyback (as a percent)				5.60%
Number of shares cancelled				36.0
Share buyback program
Classes of share capital
Number of shares bought back		37.8	46.7
Total cost of buyback | €		€ 561.0	€ 829.0
Total cost of buyback, net of tax refund | $	$ 531.6
Shares buyback (as a percent)		3.20%	3.80%
Number of shares cancelled	37.8	37.8	46.7